Balance Sheet Components - Schedule of Property and Equipment, Net (FY) (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment	$ 968	$ 968	$ 582
Less: accumulated depreciation	(664)	(517)	(426)
Property and equipment, net	304	451	156
Equipment
Property, Plant and Equipment [Line Items]
Property and equipment	866	866	512
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment	34	34	27
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment	$ 68	$ 68	$ 43